================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

                               -----------------

                            ING SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


       (Name and address of agent for service)      With copies to:


               Theresa K. Kelety, Esq.          Jeffrey S. Puretz, Esq.
                 ING Investments, LLC                 Dechert LLP
       7337 E. Doubletree Ranch Road, Suite 100   1900 K Street, N.W.
                 Scottsdale, AZ 85258             Washington, DC 20006


      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

Date of fiscal year end: February 28

Date of reporting period: July 1, 2012 - June 30, 2013

================================================================================

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2012 - 06/30/2013
ING Senior Income Fund


============================ ING Senior Income Fund ============================


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082108
Meeting Date: MAY 10, 2013   Meeting Type: Annual
Record Date:  APR 05, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lewis W. Dickey, Jr.     For       For          Management
1.2   Elect Director Ralph B. Everett         For       For          Management
1.3   Elect Director Alexis Glick             For       For          Management
1.4   Elect Director Jeffrey A. Marcus        For       For          Management
1.5   Elect Director Arthur J. Reimers        For       For          Management
1.6   Elect Director Robert H. Sheridan, III  For       For          Management
1.7   Elect Director David M. Tolley          For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

HAWAIIAN TELCOM HOLDCO, INC.

Ticker:       HCOM           Security ID:  420031106
Meeting Date: MAY 03, 2013   Meeting Type: Annual
Record Date:  MAR 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Jalkut        For       For          Management
1.2   Elect Director Kurt M. Cellar           For       For          Management
1.3   Elect Director Walter A. Dods, Jr.      For       For          Management
1.4   Elect Director Warren H. Haruki         For       For          Management
1.5   Elect Director Steven C. Oldham         For       For          Management
1.6   Elect Director Bernard R. Phillips, III For       For          Management
1.7   Elect Director Eric K. Yeaman           For       For          Management
2     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 22, 2013   Meeting Type: Annual
Record Date:  APR 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jacques Aigrain          For       For          Management
1.2   Elect Director Scott M. Kleinman        For       For          Management
1.3   Elect Director Bruce A. Smith           For       For          Management
2     Adopt Financial Statements and          For       For          Management
      Statutory Reports
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
6     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors
7     Approve Remuneration of Supervisory     For       For          Management
      Board
8     Approve Dividends of USD 4.20 Per Share For       For          Management
9     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
10    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
11    Approve Cancellation of up to 10        For       For          Management
      Percent of Issued Share Capital in
      Treasury Account
12    Amend Articles of Association           For       For          Management


--------------------------------------------------------------------------------

MEGA BRANDS INC.

Ticker:       MB             Security ID:  58515N303
Meeting Date: MAY 02, 2013   Meeting Type: Annual
Record Date:  MAR 27, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Victor J. Bertrand Sr.   For       For          Management
1.2   Elect Director Marc Bertrand            For       For          Management
1.3   Elect Director Vic Bertrand             For       For          Management
1.4   Elect Director Nicola Di Iorio          For       For          Management
1.5   Elect Director Bill Gregson             For       For          Management
1.6   Elect Director Joe Marsilii             For       For          Management
1.7   Elect Director Tom P. Muir              For       For          Management
1.8   Elect Director Paul Rivett              For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

MGM HOLDINGS INC.

Ticker:                      Security ID:  591610100
Meeting Date: DEC 14, 2012   Meeting Type: Annual
Record Date:  NOV 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director James Dondero            For       For          Management
1.3   Elect Director Jason O. Hirschhorn      For       For          Management
1.4   Elect Director Peter Liguori            For       For          Management
1.5   Elect Director Ann Mather               For       For          Management
1.6   Elect Director Fredric G. Reynolds      For       For          Management
1.7   Elect Director Kevin Ulrich             For       For          Management


--------------------------------------------------------------------------------

SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103
Meeting Date: MAR 13, 2013   Meeting Type: Special
Record Date:  JAN 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       For          Management
4     Approve Restructuring Plan              For       For          Management



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SENIOR INCOME FUND

By:  /s/ Shaun P. Mathews
     -------------------------------------
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 23, 2013